Segmented Information and Economic Dependence - Summary of Revenues Allocated According to Revenue Types (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 6,125	$ 6,150	$ 11,388	$ 11,837
Project Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	5,446	5,518	10,340	10,734
Product Sales Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	617	577	951	976
Cryo Storage Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 62	$ 55	$ 97	$ 127